General And Administrative (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expense [Abstract]
Schedule Of General And Administrative Expense
The general and administrative expenses are comprised of the following items:

	Year Ended December 31,
	2021	2020	2019
	As Restated
Other expenses	$2,912,172	$76,488	$110,346
Employees’ compensation	1,346,317	783,023	1,155,199
Outsourced service	504,108	287,584	235,024
Depreciation/amortization	107,138	14,058	23,004
Travel & entertainment	19,646	33,362	146,890
Short-term leasing arrangements	9,561	39,361	69,352

Total	$4,898,942	$1,233,876	$1,739,815